PROJECT ASSETS	12 Months Ended
Dec. 31, 2022
PROJECT ASSETS
PROJECT ASSETS

5. PROJECT ASSETS

Project assets consist of the following:

	At December 31,	At December 31,
	2021	2022
	$	$
Project assets — Development cost, including project acquisition and land cost	558,244	444,858
Project assets — EPC and other construction cost	469,117	379,635
	1,027,361	824,493
Current portion	594,107	385,964
Non-current portion	433,254	438,529

The Company recorded impairment loss on project assets of $369, $17,152 and $1,674 for the years ended December 31, 2020, 2021 and 2022, respectively. Interest capitalized during development and construction of project assets was $10,197, $17,316 and $26,439 for the years ended December 31, 2020, 2021 and 2022, respectively.